Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	548,171,831.63	28,727
Yield Supplement Overcollateralization Amount 06/30/22	21,927,407.23	0
Receivables Balance 06/30/22	570,099,238.86	28,727
Principal Payments	22,109,036.08	1,062
Defaulted Receivables	389,652.48	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	20,683,632.38	0
Pool Balance at 07/31/22	526,916,917.92	27,648

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.31%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	6,003,634.92	272
Past Due 61-90 days	1,620,337.67	77
Past Due 91-120 days	331,060.49	15
Past Due 121+ days	0.00	0
Total	7,955,033.08	364

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	349,456.66
Aggregate Net Losses/(Gains) - July 2022	40,195.82
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.08%
Prior Net Losses/(Gains) Ratio	0.29%
Second Prior Net Losses/(Gains) Ratio	-0.10%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	6,059,544.56
Actual Overcollateralization	6,059,544.56
Weighted Average Contract Rate	3.52%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	45.32

Flow of Funds	$ Amount
Collections	24,090,293.44
Investment Earnings on Cash Accounts	8,272.39
Servicing Fee	(475,082.70)
Transfer to Collection Account	0.00
Available Funds	23,623,483.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	137,898.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	14,950,937.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,059,544.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,445,234.06

Total Distributions of Available Funds	23,623,483.13

Servicing Fee	475,082.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	541,867,855.57
Principal Paid	21,010,482.21
Note Balance @ 08/15/22	520,857,373.36

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	1,697,855.57
Principal Paid	1,697,855.57
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	390,600,000.00
Principal Paid	19,312,626.64
Note Balance @ 08/15/22	371,287,373.36
Note Factor @ 08/15/22	95.0556511%

Class A-4
Note Balance @ 07/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	100,020,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	33,030,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	16,520,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	167,766.86
Total Principal Paid	21,010,482.21
Total Paid	21,178,249.07

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	240.53
Principal Paid	1,697,855.57
Total Paid to A-2 Holders	1,698,096.10

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	19,312,626.64
Total Paid to A-3 Holders	19,410,276.64

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1527695
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1322675
Total Distribution Amount	19.2850370

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0006626
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	4.6772881
Total A-2 Distribution Amount	4.6779507

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.4434886
Total A-3 Distribution Amount	49.6934886

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	711.59
Noteholders' Principal Distributable Amount	288.41

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	5,504,632.16
Investment Earnings	7,169.84
Investment Earnings Paid	(7,169.84)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,057,540.30	$2,914,464.06	$2,368,139.73
Number of Extensions	128	111	90
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.49%	0.38%